Commitments and contingencies - Yanacocha - Tax Dispute related to the amortization of the contractual rights (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Contingent liability	$ 10,871,000	$ 9,902,000	S/ 39,590,000	S/ 43,462,000
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Commitments and contingencies [Line Items]
Payment to acquire contractual positions in mining concession agreements	$ 29,000,000